Accounts payable and accrued liabilities	12 Months Ended
Oct. 31, 2021
Li Cycle Holdings Corp [Member]
Statement [Line Items]
Accounts payable and accrued liabilities

17.	Accounts payable and accrued liabilities

	October 31, 2021	October 31, 2020
	$	$
Accounts payable	9,447,394	2,454,421
Accrued expenses	6,452,754	1,177,377
Accrued compensation	2,800,968	732,574

	18,701,116	4,364,372

Accrued expenses include accruals for purchase of plant and equipment, audit fees, legal and consulting fees, and operational and inventory purchases.